Share-Based Compensation - Restricted Stock (Details) - Restricted stock [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares of Unvested Restricted Stock
Unvested restricted stock, beginning balance (in shares)	13,178	9,092	10,455
Granted (in shares)	6,067	9,872	4,604
Vested (in shares)	(5,808)	(4,573)	(4,692)
Forfeited (in shares)	(1,579)	(1,213)	(1,275)
Unvested restricted stock, ending balance (in shares)	11,858	13,178	9,092
Weighted Average Grant Date Fair Value
Unvested restricted stock, beginning balance (in usd per share)	$ 6.37	$ 11.39	$ 17.31
Granted (in usd per share)	3.73	5.40	4.58
Vested (in usd per share)	7.67	13.73	17.23
Forfeited (in usd per share)	6.02	8.32	13.91
Unvested restricted stock, ending balance (in usd per share)	$ 4.43	$ 6.37	$ 11.39